T. ROWE PRICE Mid-Cap Value Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.9%
COMMUNICATION SERVICES 2.1%
Entertainment 0.2%
Sphere Entertainment (1)(2) 756,697 37,139
37,139
Media 1.9%
News, Class A  9,482,392 248,249
News, Class B  1,227,746 33,223
281,472
Total Communication Services 318,611
CONSUMER DISCRETIONARY 8.4%
Automobiles 1.5%
General Motors  3,634,076 164,805
Rivian Automotive, Class A (1)(2) 5,833,952 63,882
228,687
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (2) 1,405,396 159,316
159,316
Hotels, Restaurants & Leisure 0.7%
Compass Group (GBP)  3,472,321 101,852
101,852
Specialty Retail 3.5%
Advance Auto Parts  2,262,854 192,546
Bath & Body Works  3,575,215 178,832
Burlington Stores (2) 678,651 157,576
528,954
Textiles, Apparel & Luxury Goods 1.7%
Puma (EUR)  2,193,006 99,247
Ralph Lauren  857,612 161,025
260,272
Total Consumer Discretionary 1,279,081
CONSUMER STAPLES 5.5%
Beverages 1.2%
Constellation Brands, Class A  431,782 117,341
Monster Beverage (2) 1,089,388 64,579
181,920
Consumer Staples Distribution & Retail 1.4%
Dollar General  775,205 120,979
Sysco  1,219,604 99,007
219,986

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 2.1%
Flowers Foods  6,167,488 146,478
Tyson Foods, Class A  2,897,287 170,158
316,636
Personal Care Products 0.8%
Kenvue  5,508,382 118,210
118,210
Total Consumer Staples 836,752
ENERGY 6.9%
Energy Equipment & Services 4.2%
Baker Hughes  3,535,542 118,441
Expro Group Holdings (2) 3,721,744 74,323
SEACOR Marine Holdings (2) 743,108 10,359
TechnipFMC  8,431,824 211,723
Tidewater (2) 2,375,343 218,531
633,377
Oil, Gas & Consumable Fuels 2.7%
Cameco  1,993,212 86,346
Chesapeake Energy  2,054,413 182,494
Suncor Energy  3,662,400 135,179
404,019
Total Energy 1,037,396
FINANCIALS 15.8%
Banks 5.0%
Fifth Third Bancorp  6,946,495 258,479
Popular  2,129,074 187,550
Webster Financial  3,177,100 161,301
Western Alliance Bancorp  2,337,351 150,035
757,365
Capital Markets 1.6%
Main Street Capital (1) 1,973,954 93,388
Morningstar  360,155 111,061
Open Lending (2) 6,122,008 38,324
242,773
Consumer Finance 0.8%
OneMain Holdings  2,453,909 125,370
125,370
Financial Services 5.3%
Apollo Global Management  1,052,020 118,299
Corebridge Financial  4,445,381 127,716
Corpay (2) 688,597 212,460

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Global Payments  1,058,281 141,450
Jackson Financial, Class A  1,394,162 92,210
Western Union  7,805,314 109,118
801,253
Insurance 3.1%
Allstate  686,400 118,754
Assurant  532,381 100,215
Hanover Insurance Group  533,141 72,598
Kemper  724,573 44,866
RenaissanceRe Holdings  538,468 126,556
462,989
Total Financials 2,389,750
HEALTH CARE 9.7%
Biotechnology 0.5%
Alkermes (2) 2,764,700 74,840
74,840
Health Care Equipment & Supplies 3.5%
Baxter International  4,253,822 181,809
DENTSPLY SIRONA  3,458,999 114,804
Teleflex  311,770 70,513
Zimmer Biomet Holdings  1,221,512 161,215
528,341
Health Care Providers & Services 2.5%
Centene (2) 1,163,084 91,279
Select Medical Holdings (3) 9,621,391 290,085
381,364
Life Sciences Tools & Services 0.8%
Charles River Laboratories International (2) 437,830 118,630
118,630
Pharmaceuticals 2.4%
Catalent (2) 2,688,863 151,786
Elanco Animal Health (2) 6,661,311 108,446
Viatris  8,692,690 103,791
364,023
Total Health Care 1,467,198
INDUSTRIALS & BUSINESS SERVICES 15.5%
Aerospace & Defense 4.9%
Huntington Ingalls Industries  450,685 131,361
L3Harris Technologies  714,923 152,350
Rolls-Royce Holdings (GBP) (2) 25,455,923 136,962
Spirit AeroSystems Holdings, Class A (2) 4,307,654 155,377

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textron  1,800,433 172,716
748,766
Building Products 1.4%
Armstrong World Industries  820,802 101,960
Trane Technologies  352,148 105,715
207,675
Construction & Engineering 0.7%
API Group (2) 2,713,896 106,575
106,575
Ground Transportation 1.8%
JB Hunt Transport Services  671,837 133,864
Norfolk Southern  547,641 139,577
273,441
Machinery 4.0%
Esab  1,334,663 147,574
Middleby (2) 800,433 128,701
Stanley Black & Decker  3,411,223 334,061
610,336
Passenger Airlines 0.7%
Southwest Airlines  3,829,155 111,773
111,773
Professional Services 1.4%
SS&C Technologies Holdings  1,991,005 128,161
Verra Mobility (2) 3,288,433 82,112
210,273
Trading Companies & Distributors 0.6%
Ashtead Group (GBP)  1,284,968 91,527
91,527
Total Industrials & Business Services 2,360,366
INFORMATION TECHNOLOGY 11.5%
Electronic Equipment, Instruments & Components 4.0%
Corning  8,261,475 272,298
TE Connectivity  1,130,500 164,194
Zebra Technologies, Class A (2) 548,197 165,249
601,741
IT Services 0.7%
GoDaddy, Class A (2) 899,100 106,705
106,705
Semiconductors & Semiconductor Equipment 2.4%
MKS Instruments  2,767,947 368,137
368,137

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 0.7%
DocuSign (2) 1,909,419 113,706
113,706
Technology Hardware, Storage & Peripherals 3.7%
Pure Storage, Class A (2) 1,858,050 96,600
Western Digital (2) 6,743,460 460,174
556,774
Total Information Technology 1,747,063
MATERIALS 5.9%
Chemicals 1.6%
FMC  2,031,673 129,418
Scotts Miracle-Gro (1) 1,534,636 114,468
243,886
Construction Materials 1.8%
Summit Materials, Class A (2) 5,034,927 224,407
Vulcan Materials  161,769 44,150
268,557
Containers & Packaging 1.0%
Ball  2,303,017 155,131
155,131
Metals & Mining 1.5%
Franco-Nevada (CAD)  1,027,053 122,377
Freeport-McMoRan  2,295,437 107,932
230,309
Total Materials 897,883
REAL ESTATE 6.2%
Industrial Real Estate Investment Trusts 1.0%
Rexford Industrial Realty, REIT  3,146,777 158,283
158,283
Office Real Estate Investment Trusts 0.7%
Douglas Emmett, REIT (1) 1,802,021 24,994
Vornado Realty Trust, REIT  3,013,000 86,684
111,678
Residential Real Estate Investment Trusts 2.1%
Apartment Investment & Management, Class A, REIT (2) 9,582,683 78,482
Equity Residential, REIT  1,892,767 119,453
Sun Communities, REIT  884,500 113,729
311,664
Retail Real Estate Investment Trusts 1.1%
Regency Centers, REIT  1,875,194 113,562

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simon Property Group, REIT  292,600 45,789
159,351
Specialized Real Estate Investment Trusts 1.3%
Rayonier, REIT  3,161,231 105,079
Weyerhaeuser, REIT  2,616,536 93,960
199,039
Total Real Estate 940,015
UTILITIES 6.1%
Electric Utilities 3.7%
Constellation Energy  1,027,146 189,868
Evergy  681,605 36,384
FirstEnergy  5,391,386 208,215
PG&E  8,028,285 134,554
569,021
Multi-Utilities 2.4%
Ameren  2,201,351 162,812
CenterPoint Energy  2,671,058 76,098
Dominion Energy  2,639,800 129,852
368,762
Total Utilities 937,783
Total Miscellaneous Common Stocks  1.3% (4) 201,993
Total Common Stocks (Cost $10,539,406) 14,413,891
CONVERTIBLE BONDS 0.3%
Total Miscellaneous Convertible Bonds  0.3% (4) 44,519
Total Convertible Bonds (Cost $43,028) 44,519
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 5.39% (3)(5) 716,445,319 716,445
Total Short-Term Investments (Cost $716,445) 716,445

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (3)(5) 86,185,968 86,186
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 86,186
Total Securities Lending Collateral (Cost $86,186) 86,186
Total Investments in Securities 100.5%
(Cost $11,385,065) $ 15,261,041
Other Assets Less Liabilities (0.5)% (78,206)
Net Assets 100.0% $ 15,182,835
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing
(3) Affiliated Companies
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
SEACOR Marine Holdings  $ (3,745) $ 3,893 $ —
Select Medical Holdings  148 63,856 1,203
Tidewater  18,477 29,989 —
T. Rowe Price Government Reserve Fund, 5.39% — — 8,909++
Totals $ 14,880# $ 97,738 $ 10,112+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
SEACOR Marine Holdings  $ 29,203 $ — $ 22,737 $ *
Select Medical Holdings  226,271 19 61 290,085
Tidewater  194,132 — 5,590 *
T. Rowe Price Government
Reserve Fund, 5.39% 538,149  ¤  ¤ 802,631
Total $ 1,092,716^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10,112 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $926,617.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Mid-Cap Value Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,861,926 $ 551,965 $ — $ 14,413,891
Convertible Bonds — 44,519 — 44,519
Short-Term Investments 716,445 — — 716,445
Securities Lending Collateral 86,186 — — 86,186
Total $ 14,664,557 $ 596,484 $ — $ 15,261,041

T. ROWE PRICE Mid-Cap Value Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F115-054Q1 03/24